FAIR VALUE MEASUREMENT - Recurring basis (Details) - Recurring ¥ in Thousands	Dec. 31, 2025 CNY (¥)
FAIR VALUE MEASUREMENT
Short-term investments	¥ 100,093
Total	100,093
Level 2
FAIR VALUE MEASUREMENT
Short-term investments	100,093
Total	¥ 100,093